Parent Company Information_Condensed Statements Of Comprehensive Income(Details) - Parent Company - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income
Dividends from subsidiaries	[1]	₩ 1,573,411	₩ 926,934	₩ 1,089,556
Interest from subsidiaries	[1]	3,519	3,618	5,710
Other income	[1]	22,749	22,709	20,940
Total income	[1]	1,599,679	953,261	1,116,206
Expense
Interest expense	[1]	132,437	126,065	122,451
Non-interest expense	[1]	87,876	80,355	65,027
Total expense	[1]	220,313	206,420	187,478
Profit before income tax expense	[1]	1,379,366	746,841	928,728
Income tax benefit (expense)	[1]	49	(854)	(2,823)
Profit for the year	[1],[2]	1,379,415	745,987	925,905
Other comprehensive loss for the year, net of tax	[1]	(368)	(520)	(1,911)
Total comprehensive income for the year	[1]	₩ 1,379,047	₩ 745,467	₩ 923,994

[1]	The condensed statements of comprehensive income for the years ended December 31, 2019 and 2020 are prepared in accordance with IFRS No.16, and the comparatives for the year ended December 31, 2018 has not been restated.
[2]	The condensed statements of cash flows for the years ended December 31, 2019 and 2020 are prepared in accordance with IFRS No.16, and the comparatives for the year ended December 31, 2018 has not been restated.